Note 10 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2025	2026

Net income attributable to controlling shareholders	66,776,511	65,735,671
Weighted average common shares – outstanding, basic	6,935,298	6,962,481
Basic earnings per share attributable to controlling shareholders	9.63	9.44

Effect of dilutive securities:
Dilutive effect of unvested shares	23,100	38,938
Weighted average common shares – outstanding, diluted	6,958,398	7,001,419
Diluted earnings per share attributable to controlling shareholders	9.60	9.39